Stockholders’ equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ equity

Note 31.     Stockholders’ equity

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As at December 31, 2021		As at December 31, 2020
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	4,685,301	400,186	2,490,403
Per Articles of association and Swiss capital categories
Authorized Capital - Total number of authorized shares	—	18,469,207	—	7,808,906
Conditional Share Capital - Total number of conditional shares(1)	12,000,000	31,469,207	—	7,804,030
Total number of fully paid-in shares	40,021,988	88,120,054	40,021,988	47,622,689
Per US GAAP
Total number of authorized shares	40,021,988	138,058,468	40,021,988	63,234,625
Total number of fully paid-in issued shares(1)	40,021,988	88,120,054	40,021,988	47,622,689
Total number of fully paid-in outstanding shares(1)	40,021,988	80,918,390	40,021,988	42,839,554
Par value per share (in CHF)	0.01	0.05	0.01	0.05
Share capital (in USD)	400,186	4,685,301	400,186	2,490,403
Total share capital (in USD)	5,085,487		2,890,589
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	—	7,201,664	—	4,783,135
Treasury share capital (in USD)	—	636,436	—	505,154
Total treasury share capital (in USD)	—	636,436	—	505,154

(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2021 are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.

In the years to December 31, 2021 and 2020 respectively, WISeKey purchased a total of 28,668,037 and 8,458,273 treasury shares at an average purchase price of USD 0.07 and USD 0.15 per share, and sold a total of 26,249,508 and 4,877,329 treasury shares at an average sale price of USD 1.17 and USD 0.99 per share.

Share buyback program

On July 09, 2019, the Group started a share buyback program on the SIX Swiss Exchange to buy back WIHN Class B Shares up to a maximum 10.0% of the share capital and 5.35% of the voting rights. In compliance with Swiss Law, at no time will the group hold more than 10% of its own registered shares. The share buyback program will end on July 08, 2022 but WISeKey may terminate the buyback program early.

As at December 31, 2021, WISeKey’s treasury share balance included 282,000 WIHN Class B Shares purchased through the share buyback program.

Voting rights

Each share carries one vote at a general meeting of shareholders, irrespective of the difference in par value of Class A Shares (CHF 0.01 per share) and Class B Shares (CHF 0.05 per share). Our Class A Shares have a lower par value (CHF 0.01) than our Class B Shares (CHF 0.05) but have same voting right as the higher par value Class B Shares, namely one (1) vote per share. This means that, relative to their respective per share contribution to the Company’s capital, the holders of our Class A Shares have a greater relative per share voting power than the holders of our Class B Shares for matters that require approval on the basis of a specified majority of shares present at the shareholders meeting.

Shareholder resolutions and elections (including elections of members of the board of directors) require the affirmative vote of an absolute majority of the votes represented (in person or by proxy) at a general meeting of shareholders (each Class A Share and each Class B Share having one vote), unless otherwise stipulated by law or our Articles. The following matters require approval by a majority of the par value of the shares represented at the general meeting (each Class A Share having a par value of CHF 0.01 per share and each Class B Share having a par value of CHF 0.05 per share):

-	electing our auditor;

-	appointing an expert to audit our business management or parts thereof;

-	adopting any resolution regarding the instigation of a special investigation; and

-	adopting any resolution regarding the initiation of a derivative liability action.

In addition, under Swiss corporation law and our Articles, approval by two-thirds of the shares represented at the meeting, and by the absolute majority of the par value of the shares represented is required for:

-	amending our corporate purpose;

-	creating or cancelling shares with preference rights;

-	restricting the transferability of registered shares;

-	restricting the exercise of the right to vote or the cancellation thereof;

-	creating authorized or conditional share capital;

-	increasing the share capital out of equity, against contributions in kind or for the purpose of acquiring specific assets and granting specific benefits;

-	limiting or withdrawing shareholder's pre-emptive rights;

-	relocating our registered office;

-	converting registered shares into bearer shares and vice versa;

-	our dissolution or liquidation; and

-	transactions among corporations based on Switzerland's Federal Act on Mergers, Demergers, Transformations and the Transfer of Assets of 2003, as amended (the "Swiss Merger Act") including a merger, demerger or conversion of a corporation.

In accordance with Swiss law and generally accepted business practices, our Articles do not provide attendance quorum requirements generally applicable to general meetings of shareholders.

Both categories of Shares confer equal entitlement to dividends and liquidation rights relative to the nominal value of the Class A Shares and the Class B Shares, respectively.

Only holders of Shares (including nominees) that are recorded in the share register as of the record date communicated in the invitation to the General Meeting are entitled to vote at a General Meeting.

Any acquirer of Shares who is not registered in the share register as a shareholder with voting rights may not vote at or participate in any General Meeting, but will still be entitled to dividends and other rights with financial value with respect to such Shares.

Each holder of Class A Shares has entered into an agreement (each such agreement a "Shareholder Agreement") with WISeKey, pursuant to which such holder of Class A Shares has given the undertaking vis-à-vis WISeKey not to (i) directly or indirectly offer, sell, transfer or grant any option or contract to purchase, purchase any option or contract to sell, grant instruction rights with respect to or otherwise dispose of, or (ii) solicit any offers to purchase, otherwise acquire or be entitled to, any of his/her/its Class A Shares or any right associated therewith (collectively a "Transfer"), except if such Transfer constitutes a "Permitted Transfer", as defined hereafter. A Permitted Transfer is defined as a Transfer by a holder of Class A Share to his/her spouse or immediate family member (or a trust related to such immediate family member) or a third party for reasonable estate planning purposes, the transfer to an affiliate and any transfer following conversion of his/her/its Class A Shares into Class B Shares. Each holder of a Class A Share has the right to request that, at WISeKey's annual General Meeting, an item be included on the agenda according to which Class A Shares are, at the discretion of each holder of Class A Shares, converted into Class B Shares.